Business Acquisitions (Details Narrative) (10-K) - USD ($)				3 Months Ended		12 Months Ended
	Apr. 25, 2020	Mar. 02, 2020	Feb. 02, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Stock issued for acquisition						$ 367,300
Acquisition impairment				$ 198,698		$ 151,218	$ 578,062
Kush Inc [Member]
Stock issued for acquisition, shares			500,000
Stock issued for acquisition			$ 42,500
CBD Life Brands, Inc [Member]
Payments for business acquisition		$ 100,000
Business acquisition, Intangible assets		10,000
Acquisition impairment		$ 90,000
Retail Pro Associates [Member]
Stock issued for acquisition, shares	4,000,000
Stock issued for acquisition	$ 32,480